Schedule of currency exchange rates (Details)	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024
Year-end spot rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign Exchange Rate	7.1055	7.1782	7.0074
Average rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign Exchange Rate	7.1505	7.1349	7.0994